27. Benefit plans (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefit Plans
Benefit payment obligations, beginning	$ 641,935	$ 805,970
Current service cost	110,250	50,596	$ 65,352
Interest cost	151,819	121,946	195,217
Actuarial losses	7,328	8,670	(34,166)
Result from exposure to inflation for the year	(291,613)	(260,131)
Benefits paid to participating employees	(44,682)	(85,116)
Benefit payment obligations, ending	$ 575,037	$ 641,935	$ 805,970